Other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities [Abstract]
Other liabilities
2021 2020
Deferred sales [note 17] $ 23,316 $ 14,382
Derivatives [note 26] 4,997 4,733
Accrued pension and post-retirement benefit liability [note 25] 89,002 91,729
Lease obligation 4,872 7,951
Product loan (a) 15,763 6,045
Other 56,615 67,838
194,565 192,678
Less: current portion (22,791) (26,119)
Net $ 171,774 $ 166,559
(a) The Company has standby product loan facilities with various counterparties. The arrangements allow it to borrow up to
1,977,000

kgU of UF
6

conversion services and
2,606,000

pounds of U
3
O
8

over the period 2020 to 2023 with repayment in kind
up to December 31, 2023 . Under the facilities, standby fees of up to 1 % are payable based on the market value of the facilities and interest is payable on the market value of any amounts drawn at rates ranging from 0.5 % to 1.6%. At December 31, 2021, we have 1,103,000

kgU of UF
6

conversion services drawn on the loans with repayment no later than
December 31, 2022 . The
loan is recorded at Cameco’s weighted average cost of inventory.